                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES A-H AND J-L
                           (UNIT INVESTMENT TRUSTS)

                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
SPONSOR:                   The Securities and Exchange Commission has not
MERRILL LYNCH,             approved or disapproved these Securities or passed
PIERCE, FENNER & SMITH     upon the adequacy of this prospectus. Any
INCORPORATED               representation to the contrary is a criminal offense.

                           Prospectus dated April 30, 2003.

--------------------------------------------------------------------------------

CONTENTS

                                                              PAGE
                                                              ----
Risk/Return Summary...............................                    3
What You Can Expect From Your Investment..........                    6
  Distributions at Maturity.......................                    6
  Records and Reports.............................                    6
The Risk You Face.................................                    6
  Price Risk......................................                    6
Selling or Exchanging Units.......................                    6
  Sponsor's Secondary Market......................                    6
  Selling Units to the Trustee....................                    6
How The Fund Works................................                    6
  Pricing.........................................                    6
  Evaluations.....................................                    7
  Income..........................................                    7
  Expenses........................................                    7
  Portfolio Changes...............................                    7
  Termination.....................................                    7
  Certificates....................................                    8
  Trust Indenture.................................                    8
  Legal Opinion...................................                    8
  Auditors........................................                    9
  Sponsor.........................................                    9
  Trustee.........................................                    9
  Sponsors's Profits..............................                    9
  Code of Ethics..................................                    9
Taxes.............................................                    9
Supplemental Information..........................                   10
Financial Statements..............................                  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and high yield to maturity by investing primarily in fixed portfolios of Stripped U.S. Treasury securities.

   Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

   The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund consists of 11 separate series, each containing one or more unit investment trusts. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.

 - Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

 - For each 1,000 units purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.

 - The securities in the Fund BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - 100% of the trusts consist of U.S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of the units.

 - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and increases when the time to maturity is longer.

 - If units are sold before the underlying securities mature, the value of your units may decrease, because market prices of the securities before maturity will vary with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate outstanding trusts. Such termination would result in sale of the securities before maturity and recognition of gains or losses.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

   The Fund is NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.

 7. HOW DO I BUY UNITS?
   Each Account buys units from the Sponsor. There is no minimum investment.

   Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8. HOW DO I SELL UNITS?
   An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

   The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.

10. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund.

   TRANSACTION CHARGES
   The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                                              PERCENT OF
                                                                 OFFER
           REMAINING YEARS TO MATURITY                           PRICE
           ---------------------------                        ----------
Less than 2 years.................................                     0.25%
At least 2 years but less than 3 years............                     0.50
At least 3 years but less than 5 years............                     0.75
At least 5 years but less than 8 years............                     1.00
At least 8 years but less than 13 years...........                     1.50
At least 13 years but less than 18 years..........                     1.75

   UNIT PRICE (as of December 31, 2002)

--------------------------------------------------------------------------------

                                     SERIES A             SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
                           -----------------------------  --------  --------  --------  --------  --------  --------
                                       2003                 2005      2006      2007      2008      2009      2010
                                       TRUST               TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
                                       -----               -----     -----     -----     -----     -----     -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)                $993.97             $974.48   $961.66   $922.65   $865.43   $823.42   $766.88
Plus transaction charge               $  2.49             $  4.90   $  7.27   $  6.98   $  8.74   $  8.32   $  7.75
                                      -------             -------   -------   -------   -------   -------   -------
Unit price per 1,000
Units                                 $996.46             $979.38   $968.93   $929.63   $874.17   $831.74   $774.63

--------------------------------------------------------------------------------

                                     SERIES H             SERIES J      SERIES K      SERIES L
                           -----------------------------  --------  ----------------  --------
                                       2011                 2013     2004     2014      2019
                                       TRUST               TRUST     TRUST    TRUST    TRUST
                                       -----               -----     -----    -----    -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)                $733.26             $652.51   $986.16  $603.82  $430.62
Plus transaction charge               $ 11.17             $  9.94   $  2.48  $  9.20  $  7.67
                                      -------             -------   -------  -------  -------
Unit price per 1,000
Units                                 $744.43             $662.45   $988.64  $613.02  $438.29

--------------------------------------------------------------------------------

   TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES

--------------------------------------------------------------------------------

                   SERIES A             SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
         -----------------------------  --------  --------  --------  --------  --------  --------
                     2003                 2005      2006      2007      2008      2009      2010
                     TRUST               TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
                     -----               -----     -----     -----     -----     -----     -----
                     $0.35               $0.35     $0.35     $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

            Series H  Series J     Series K     Series L
            --------  --------  --------------  --------
              2011      2013     2004    2014     2019
             TRUST     TRUST    TRUST   TRUST    TRUST
             -----     -----    -----   -----    -----
             $0.35     $0.35    $0.35   $0.35    $0.35

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:

- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size and diversity of the trust.

Payments for units could be delayed:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent auditors, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED (a wholly-owned subsidiary
of Merrill Lynch & Co., Inc.) P.O. Box
9051, Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

JPMorganChase Bank, Unit Investment Trust Department, 14201 Dallas Parkway, Dallas, TX 75240, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust),
  Series B (2005 Trust), Series C (2006 Trust),
  Series D (2007 Trust), Series E (2008 Trust),
  Series F (2009 Trust), Series G (2010 Trust),
  Series H (2011 Trust), Series J (2013 Trust),
  Series K (2004 and 2014 Trusts) and
  Series L (2019 Trust) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 2002 and the related statements of operations, changes in net assets and financial highlights for the years ended December 31, 2002, 2001 and 2000. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 2002, as shown in such portfolios, were confirmed to us by JPMorgan Chase Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2002 and the results of their operations, changes in their net assets and their financial highlights for the above-stated years in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
February 14, 2003
                                       D-1

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                         2003 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $43,676,236
  Other                                                                      111,980
                                                                         -----------
            Total trust property                                          43,788,216

LESS LIABILITY - Other                                                         9,312
                                                                         -----------
NET ASSETS (Note 2)                                                      $43,778,904
                                                                         ===========
UNITS OUTSTANDING                                                         43,968,507
                                                                         ===========
UNIT VALUE                                                               $    .99569
                                                                         ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS

                                                                   2003 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME:
  Interest income                                     $   16,617   $   17,185   $   17,888
  Accretion of original issue
    discount                                           3,362,191    3,288,774    3,263,398
  Trustee's fees and expenses                            (12,374)     (12,758)     (13,235)
                                                      ----------   ----------   ----------
  Net investment income                                3,366,434    3,293,201    3,268,051
                                                      ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       204,067      288,531      357,199
  Unrealized appreciation (depreciation) of
    investments                                       (1,950,411)     170,572      475,713
                                                      ----------   ----------   ----------
  Realized and unrealized gain (loss) on
    investments                                       (1,746,344)     459,103      832,912
                                                      ----------   ----------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $1,620,090   $3,752,304   $4,100,963
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2003 TRUST
                                                          YEARS ENDED DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                            $ 3,366,434   $ 3,293,201   $ 3,268,051
  Realized gain on securities sold                     204,067       288,531       357,199
  Unrealized appreciation (depreciation) of
    investments                                     (1,950,411)      170,572       475,713
                                                   -----------   -----------   -----------
  Net increase in net assets
    resulting from operations                        1,620,090     3,752,304     4,100,963
                                                   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       2,176,536     1,554,156     1,336,807
  Redemptions of units                              (4,117,981)   (3,301,709)  (5,296,921)
                                                   -----------   -----------   -----------
  Net capital share transactions                    (1,941,445)   (1,747,553)  (3,960,114)
                                                   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                 (321,355)    2,004,751       140,849

NET ASSETS, BEGINNING OF YEAR                       44,100,259    42,095,508    41,954,659
                                                   -----------   -----------   -----------
NET ASSETS, END OF YEAR                            $43,778,904   $44,100,259   $42,095,508
                                                   ===========   ===========   ===========
UNIT VALUE, END OF YEAR                                $.99569       $.96059       $.88210
                                                   ===========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                      43,968,507    45,909,602    47,721,894
                                                   ===========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                               2005 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $23,235,642
  Other                                                            30,047
                                                              -----------
           Total trust property                                23,265,689

LESS LIABILITY - Other                                              5,361
                                                              -----------
NET ASSETS (Note 2)                                           $23,260,328
                                                              ===========
UNITS OUTSTANDING                                              23,859,363
                                                              ===========
UNIT VALUE                                                    $    .97489
                                                              ===========

                             See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                   2005 TRUST
                                                           YEARS ENDED  DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME:
  Interest income                                     $    8,624   $    9,234   $    9,995
  Accretion of original issue discount                 1,407,731    1,409,908    1,475,018
  Trustee's fees and expenses                             (8,433)      (8,913)      (9,283)
                                                      ----------   ----------   ----------
  Net investment income                                1,407,922    1,410,229    1,475,730
                                                      ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on securities sold                       159,484      158,137      254,084
  Unrealized appreciation of
    investments                                          365,412      421,188      931,121
                                                      ----------   ----------   ----------
  Realized and unrealized gain on
    investments                                          524,896      579,325    1,185,205
                                                      ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,932,818   $1,989,554   $2,660,935
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2005 TRUST
                                                          YEARS ENDED  DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                            $ 1,407,922   $ 1,410,229   $ 1,475,730
  Realized gain on securities sold                     159,484       158,137       254,084
  Unrealized appreciation
    of investments                                     365,412       421,188       931,121
                                                   -----------   -----------   -----------
  Net increase in net assets
    resulting from operations                        1,932,818     1,989,554     2,660,935
                                                   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         265,474                     960,567
  Redemptions of units                              (1,549,663)  (1,196,780)   (2,795,804)
                                                   -----------   -----------   -----------
  Net capital share transactions                    (1,284,189)  (1,196,780)   (1,835,237)
                                                   -----------   -----------   -----------
NET INCREASE IN NET ASSETS                             648,629       792,774       825,698

NET ASSETS, BEGINNING OF YEAR                       22,611,699    21,818,925    20,993,227
                                                   -----------   -----------   -----------
NET ASSETS, END OF YEAR                            $23,260,328   $22,611,699   $21,818,925
                                                   ===========   ===========   ===========
UNIT VALUE, END OF YEAR                                $.97489       $.89620       $.82159
                                                   ===========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                      23,859,363    25,230,507    26,556,977
                                                   ===========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                          2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $8,954,427
  Other                                                                        9,481
                                                                          ----------
           Total trust property                                            8,963,908

LESS LIABILITY - Other                                                         6,226
                                                                          ----------
NET ASSETS (Note 2)                                                       $8,957,682
                                                                          ==========
UNITS OUTSTANDING                                                          9,317,577
                                                                          ==========
UNIT VALUE                                                                   $.96137
                                                                          ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                   2006 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME:
  Interest income                                       $  3,097     $  3,473   $    3,505
  Accretion of original issue discount                   497,368      508,874      510,408
  Trustee's fees and expenses                             (2,110)      (3,389)      (3,543)
                                                        --------     --------   ----------
  Net investment income                                  498,355      508,958      510,370
                                                        --------     --------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       158,388       35,310       55,706
  Unrealized appreciation
    of investments                                       252,503      206,747      561,120
                                                        --------     --------   ----------
  Realized and unrealized gain on
    investments                                          410,891      242,057      616,826
                                                        --------     --------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $909,246     $751,015   $1,127,196
                                                        ========     ========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2006 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
OPERATIONS:
  Net investment income                               $  498,355   $  508,958   $  510,370
  Realized gain on securities sold                       158,388       35,310       55,706
  Unrealized appreciation
    of investments                                       252,503      206,747      561,120
                                                      ----------   ----------   ----------
  Net increase in net assets
    resulting from operations                            909,246      751,015    1,127,196
                                                      ----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                           687,239      493,108      258,383
  Redemptions of units                                (1,876,324)    (429,408)  (1,154,077)
                                                      ----------   ----------   ----------
  Net capital share transactions                      (1,189,085)      63,700     (895,694)
                                                      ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS                   (279,839)     814,715      231,502

NET ASSETS, BEGINNING OF YEAR                          9,237,521    8,422,806    8,191,304
                                                      ----------   ----------   ----------
NET ASSETS, END OF YEAR                               $8,957,682   $9,237,521   $8,422,806
                                                      ==========   ==========   ==========
UNIT VALUE, END OF YEAR                                  $.96137      $.86495      $.79516
                                                      ==========   ==========   ==========
UNITS OUTSTANDING, END OF YEAR                         9,317,577   10,679,800   10,592,539
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                         2007 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $14,103,041
  Other                                                                       34,373
                                                                         -----------
            Total trust property                                          14,137,414

LESS LIABILITY - Other                                                        31,304
                                                                         -----------
NET ASSETS (Note 2)                                                      $14,106,110
                                                                         ===========
UNITS OUTSTANDING                                                         15,295,903
                                                                         ===========
UNIT VALUE                                                                   $.92221
                                                                         ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME:
  Interest income                                     $    5,156   $    5,117   $    5,733
  Accretion of original issue discount                   828,929      794,959      846,862
  Trustee's fees and expenses                             (3,710)      (5,046)      (5,697)
                                                      ----------   ----------   ----------
  Net investment income                                  830,375      795,030      846,898
                                                      ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       171,587      190,946      349,897
  Unrealized appreciation (depreciation) of
    investments                                          678,504      (53,314)     605,268
                                                      ----------   ----------   ----------
  Realized and unrealized gain on
    investments                                          850,091      137,632      955,165
                                                      ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,680,466   $  932,662   $1,802,063
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                          YEARS ENDED DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                            $   830,375   $   795,030   $   846,898
  Realized gain on securities sold                     171,587       190,946       349,897
  Unrealized appreciation (depreciation)
    of investments                                     678,504       (53,314)      605,268
                                                   -----------   -----------   -----------
  Net increase in  net assets
    resulting from operations                        1,680,466       932,662     1,802,063
                                                   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,824,852       504,774
  Redemptions of units                              (1,126,590)  (1,067,997)   (2,205,907)
                                                   -----------   -----------   -----------
  Net capital share transactions                       698,262      (563,223)  (2,205,907)
                                                   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                2,378,728       369,439      (403,844)

NET ASSETS, BEGINNING OF YEAR                       11,727,382    11,357,943    11,761,787
                                                   -----------   -----------   -----------
NET ASSETS, END OF YEAR                            $14,106,110   $11,727,382   $11,357,943
                                                   ===========   ===========   ===========
UNIT VALUE, END OF YEAR                               $.92221        $.81219       $.75222
                                                   ===========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                      15,295,903    14,439,289    15,099,248
                                                   ===========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                         2008 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $20,955,903
  Other                                                                       39,452
                                                                         -----------
            Total trust property                                          20,995,355

LESS LIABILITY - Other                                                         6,884
                                                                         -----------
NET ASSETS (Note 2)                                                      $20,988,471
                                                                         ===========
UNITS OUTSTANDING                                                         24,231,803
                                                                         ===========
UNIT VALUE                                                                   $.86615
                                                                         ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME
  Interest income                                     $    9,224   $    9,885   $   10,901
  Accretion of original issue
    discount                                           1,275,881    1,266,053    1,349,253
  Trustee's fees and expenses                             (6,237)      (9,057)      (9,682)
                                                      ----------   ----------   ----------
  Net investment income                                1,278,868    1,266,881    1,350,472
                                                      ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       327,879      293,403      484,441
  Unrealized appreciation (depreciation)
    of investments                                     1,328,579     (238,550)   1,388,272
                                                      ----------   ----------   ----------
  Realized and unrealized gain
    on investments                                     1,656,458       54,853    1,872,713
                                                      ----------   ----------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $2,935,326   $1,321,734   $3,223,185
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2008 TRUST
                                                          YEARS ENDED DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                            $ 1,278,868   $ 1,266,881   $ 1,350,472
  Realized gain on securities sold                     327,879       293,403       484,441
  Unrealized appreciation (depreciation) of
    investments                                      1,328,579      (238,550)    1,388,272
                                                   -----------   -----------   -----------
  Net increase in net assets
    resulting from operations                        2,935,326     1,321,734     3,223,185
                                                   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                         366,830       362,917
  Redemptions of Units                              (1,722,177)   (1,551,578)  (3,362,291)
                                                   -----------   -----------   -----------
  Net capital share transactions                    (1,355,347)   (1,188,661)  (3,362,291)
                                                   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                1,579,979       133,073      (139,106)

NET ASSETS, BEGINNING OF YEAR                       19,408,492    19,275,419    19,414,525
                                                   -----------   -----------   -----------
NET ASSETS, END OF YEAR                            $20,988,471   $19,408,492   $19,275,419
                                                   ===========   ===========   ===========
UNIT VALUE, END OF YEAR                                $.86615       $.74870       $.69889
                                                   ===========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                      24,231,803    25,922,871    27,579,932
                                                   ===========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                              2009 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                 $7,291,092
  Other                                                            16,021
                                                               ----------
            Total trust property                                7,307,113

LESS LIABILITY - Other                                              6,874
                                                               ----------
NET ASSETS (Note 2)                                            $7,300,239
                                                               ==========
UNITS OUTSTANDING                                               8,861,379
                                                               ==========
UNIT VALUE                                                        $.82383
                                                               ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                   2009 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
INVESTMENT INCOME:
  Interest income                                      $   4,575     $  5,099   $    5,821
  Accretion of original issue discount                   580,850      625,798      644,482
  Trustee's fees and expenses                             (3,389)      (4,928)      (5,815)
                                                       ---------     --------   ----------
  Net investment income                                  582,036      625,969      644,488
                                                       ---------     --------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       726,063      331,775       89,998
  Unrealized appreciation (depreciation) of
    investments                                          122,573     (398,934)   1,007,414
                                                       ---------     --------   ----------
  Realized and unrealized gain (loss) on
    investments                                          848,636      (67,159)   1,097,412
                                                       ---------     --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,430,672     $558,810   $1,741,900
                                                      ==========     ========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                2009 TRUST
                                                          YEARS ENDED DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                             $  582,036   $   625,969   $   644,488
  Realized gain on securities sold                     726,063       331,775        89,998
  Unrealized appreciation (depreciation) of
    investments                                        122,573      (398,934)    1,007,414
                                                    ----------   -----------   -----------
  Net increase in net assets
    resulting from operations                        1,430,672       558,810     1,741,900
                                                    ----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                          98,130
  Redemptions of units                              (3,200,441)   (1,648,300)     (633,718)
                                                    ----------   -----------   -----------
  Net capital share transactions                    (3,102,311)   (1,648,300)     (633,718)
                                                    ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS               (1,671,639)   (1,089,490)    1,108,182

NET ASSETS, BEGINNING OF YEAR                        8,971,878    10,061,368     8,953,186
                                                    ----------   -----------   -----------
NET ASSETS, END OF YEAR                             $7,300,239   $ 8,971,878   $10,061,368
                                                    ==========   ===========   ===========
UNIT VALUE, END OF YEAR                               $.82383        $.70187       $.66147
                                                    ==========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                       8,861,379    12,782,888    15,210,688
                                                    ==========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                              2010 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                 $8,140,573
  Other                                                             8,209
                                                               ----------
           Total trust property                                 8,148,782

LESS LIABILITY - Other                                                914
                                                               ----------
NET ASSETS (Note 2)                                            $8,147,868
                                                               ==========
UNITS OUTSTANDING                                              10,623,686
                                                               ==========
UNIT VALUE                                                        $.76695
                                                               ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                 2010 TRUST
                                                          YEARS ENDED  DECEMBER 31,
                                                        2002         2001         2000
INVESTMENT INCOME:
  Interest income                                     $    4,346     $  5,721   $    5,993
  Accretion of original issue discount                   532,521      551,096      587,798
  Trustee's fees and expenses                             (3,735)      (5,481)      (5,770)
                                                      ----------     --------   ----------
  Net investment income                                  533,132      551,336      588,021
                                                      ----------     --------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       609,128      201,355      210,731
  Unrealized appreciation (depreciation) of
    investments                                          221,123     (242,927)     961,365
                                                      ----------     --------   ----------
  Realized and unrealized gain (loss) on
    investments                                          830,251      (41,572)   1,172,096
                                                      ----------     --------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,363,383     $509,764   $1,760,117
                                                      ==========     ========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2010 TRUST
                                                          YEARS ENDED  DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                             $  533,132    $  551,336    $  588,021
  Realized gain on securities sold                     609,128       201,355       210,731
  Unrealized appreciation (depreciation) of
    investments                                        221,123      (242,927)      961,365
                                                    ----------    ----------    ----------
  Net increase in net assets
    resulting from operations                        1,363,383       509,764     1,760,117
                                                    ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       7,543,019     1,244,620     4,464,119
  Redemptions of units                              (9,161,571)   (2,431,196)   (4,476,073)
                                                    ----------    ----------    ----------
  Net capital share transactions                    (1,618,552)   (1,186,576)      (11,954)

NET INCREASE (DECREASE) IN NET ASSETS                 (255,169)     (676,812)    1,748,163

NET ASSETS, BEGINNING OF YEAR                        8,403,037     9,079,849     7,331,686
                                                    ----------    ----------    ----------
NET ASSETS, END OF YEAR                             $8,147,868    $8,403,037    $9,079,849
                                                    ==========    ==========    ==========
UNIT VALUE, END OF YEAR                                $.76695       $.64941       $.61992
                                                    ==========    ==========    ==========
UNITS OUTSTANDING, END OF YEAR                      10,623,686    12,939,587    14,646,810
                                                    ==========    ==========    ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                          2011 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $2,695,494
  Other                                                                       30,708
                                                                          ----------
           Total trust property                                            2,726,202

LESS LIABILITY - Other                                                        28,319
                                                                          ----------
NET ASSETS (Note 2)                                                       $2,697,883
                                                                          ==========
UNITS OUTSTANDING                                                          3,679,171
                                                                          ==========
UNIT VALUE                                                                   $.73329
                                                                          ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                      2011 TRUST
                                                               YEARS ENDED DECEMBER 31,
                                                              2002       2001       2000
INVESTMENT INCOME:
  Interest income                                           $  1,606   $  2,162   $  2,048
  Accretion of original issue discount                       183,885    212,973    184,513
  Trustee's fees and expenses                                 (1,127)    (2,179)    (1,926)
                                                            --------   --------   --------
  Net investment income                                      184,364    212,956    184,635
                                                            --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed               178,859     40,534     22,586
  Unrealized appreciation (depreciation) of investments       74,537   (117,746)   430,247
                                                            --------   --------   --------
  Realized and unrealized gain (loss) on investments         253,396    (77,212)   452,833
                                                            --------   --------   --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $437,760   $135,744   $637,468
                                                            ========   ========   ========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2011 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002         2001         2000
OPERATIONS:
  Net investment income                               $  184,364   $  212,956   $  184,635
  Realized gain on securities sold                       178,859       40,534       22,586
  Unrealized appreciation (depreciation)
    of investments                                        74,537     (117,746)     430,247
                                                      ----------   ----------   ----------
  Net increase in net assets
    resulting from operations                            437,760      135,744      637,468
                                                      ----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           122,153      527,888    1,125,533
  Redemption of units                                 (1,626,807)    (312,909)    (154,093)
                                                      ----------   ----------   ----------
  Net capital share transactions                      (1,504,654)     214,979      971,440
                                                      ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS                 (1,066,894)     350,723    1,608,908

NET ASSETS, BEGINNING OF YEAR                          3,764,777    3,414,054    1,805,146
                                                      ----------   ----------   ----------
NET ASSETS, END OF YEAR                               $2,697,883   $3,764,777   $3,414,054
                                                      ==========   ==========   ==========
UNIT VALUE, END OF YEAR                                  $.73329      $.62196      $.59770
                                                      ==========   ==========   ==========
UNITS OUTSTANDING, END OF YEAR                         3,679,171    6,053,123    5,712,015
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                          2013 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $1,393,014
  Other                                                                        1,665
                                                                          ----------
           Total trust property                                            1,394,679

LESS LIABILITY - Other                                                           104
                                                                          ----------
NET ASSETS (Note 2)                                                       $1,394,575
                                                                          ==========
UNITS OUTSTANDING                                                          2,136,887
                                                                          ==========
UNIT VALUE                                                                   $.65262
                                                                          ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                      2013 TRUST
                                                               YEARS ENDED DECEMBER 31,
                                                              2002       2001       2000
INVESTMENT INCOME:
  Interest income                                           $    828   $    913   $  1,275
  Accretion of original issue discount                        80,824     87,893    103,074
  Trustee's fees and expenses                                 (1,249)      (999)      (633)
                                                            --------   --------   --------
  Net investment income                                       80,403     87,807    103,716
                                                            --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                               77,567     96,217     35,542
  Unrealized appreciation (depreciation) of
    investments                                              106,082   (143,759)   240,912
                                                            --------   --------   --------
  Realized and unrealized gain (loss) on
    investments                                              183,649    (47,542)   276,454
                                                            --------   --------   --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $264,052   $ 40,265   $380,170
                                                            ========   ========   ========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2013 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002        2001          2000
OPERATIONS:
  Net investment income                               $   80,403   $   87,807   $  103,716
  Realized gain on securities sold                        77,567       96,217       35,542
  Unrealized appreciation (depreciation) of
    investments                                          106,082     (143,759)     240,912
                                                      ----------   ----------   ----------
  Net increase in net assets resulting
    from operations                                      264,052       40,265      380,170
                                                      ----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           196,510
  Redemption of units                                   (344,820)    (461,849)    (153,012)
                                                      ----------   ----------   ----------
  Net capital share transactions                        (148,310)    (461,849)    (153,012)
                                                      ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS                    115,742     (421,584)     227,158

NET ASSETS, BEGINNING OF YEAR                          1,278,833    1,700,417    1,473,259
                                                      ----------   ----------   ----------
NET ASSETS, END OF YEAR                               $1,394,575   $1,278,833   $1,700,417
                                                      ==========   ==========   ==========
UNIT VALUE, END OF YEAR                                  $.65262      $.53919      $.52290
                                                      ==========   ==========   ==========
UNITS OUTSTANDING, END OF YEAR                         2,136,887    2,371,779    3,251,894
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 2002

                                                              2004 TRUST    2014 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $10,206,422   $13,623,213
  Other                                                             3,190        32,326
                                                              -----------   -----------
           Total trust property                                10,209,612    13,655,539

LESS LIABILITY - Other                                                858         1,329
                                                              -----------   -----------
NET ASSETS (Note 2)                                           $10,208,754   $13,654,210
                                                              ===========   ===========
UNITS OUTSTANDING                                              10,356,118    22,584,706
                                                              ===========   ===========
UNIT VALUE                                                        $.98577       $.60458
                                                              ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                    2004 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002        2001          2000
INVESTMENT INCOME:
  Interest income                                       $  3,815     $  4,343   $    4,326
  Accretion of original issue discount                   584,717      625,340      597,880
  Trustee's fees and expenses                             (2,902)      (4,259)      (4,197)
                                                        --------     --------   ----------
  Net investment income                                  585,630      625,424      598,009
                                                        --------     --------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                        75,418       63,896       23,619
  Unrealized appreciation (depreciation)
    of investments                                      (142,573)     298,920      454,097
                                                        --------     --------   ----------
  Realized and unrealized gain (loss) on
    investments                                          (67,155)     362,816      477,716
                                                        --------     --------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $518,475     $988,240   $1,075,725
                                                        ========     ========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                   2014 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002        2001          2000
INVESTMENT INCOME:
  Interest income                                     $    8,728   $   11,985   $   15,470
  Accretion of original issue discount                   782,191    1,005,555    1,228,274
  Trustee's fees and expenses                             (5,843)     (10,489)     (14,131)
                                                      ----------   ----------   ----------
  Net investment income                                  785,076    1,007,051    1,229,613
                                                      ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold               (231,261)       8,879     (318,334)
  Unrealized appreciation (depreciation)
    of investments                                     1,921,934     (594,799)   3,699,435
                                                      ----------   ----------   ----------
  Realized and unrealized gain (loss)
    on investments                                     1,690,673     (585,920)   3,381,101
                                                      ----------   ----------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $2,475,749   $  421,131   $4,610,714
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2004 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002        2001          2000
OPERATIONS:
  Net investment income                              $   585,630  $   625,424  $   598,009
  Realized gain on securities sold                        75,418       63,896       23,619
  Unrealized appreciation (depreciation)
    of investments                                      (142,573)     298,920      454,097
                                                     -----------  -----------  -----------
  Net increase in net assets
    resulting from operations                            518,475      988,240    1,075,725
                                                     -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                         1,199,294      742,105    1,071,650
  Redemptions of units                                (2,530,135) (1,064,431)    (535,248)
                                                     -----------  -----------  -----------
  Net capital share transactions                      (1,330,841)    (322,326)     536,402
                                                     -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS                   (812,366)     665,914    1,612,127

NET ASSETS, BEGINNING OF YEAR                         11,021,120   10,355,206    8,743,079
                                                     -----------  -----------  -----------
NET ASSETS, END OF YEAR                              $10,208,754  $11,021,120  $10,355,206
                                                     ===========  ===========  ===========
UNIT VALUE, END OF YEAR                                  $.98577      $.93571      $.85591
                                                     ===========  ===========  ===========
UNITS OUTSTANDING, END OF YEAR                        10,356,118   11,778,317   12,098,431
                                                     ===========  ===========  ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2014 TRUST
                                                          YEARS ENDED DECEMBER 31,
                                                      2002          2001          2000
OPERATIONS:
  Net investment income                            $   785,076   $ 1,007,051   $ 1,229,613
  Realized gain (loss) on securities sold             (231,261)        8,879      (318,334)
  Unrealized appreciation (depreciation)
    of investments                                   1,921,934      (594,799)    3,699,435
                                                   -----------   -----------   -----------
  Net increase in net assets resulting
    from operations                                  2,475,749       421,131     4,610,714
                                                   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Redemptions of units                              (3,931,298)  (4,517,841)   (5,108,300)
                                                   -----------   -----------   -----------
  Net capital share transactions                    (3,931,298)  (4,517,841)   (5,108,300)
                                                   -----------   -----------   -----------
NET DECREASE IN NET ASSETS                          (1,455,549)   (4,096,710)     (497,586)

NET ASSETS, BEGINNING OF YEAR                       15,109,759    19,206,469    19,704,055
                                                   -----------   -----------   -----------
NET ASSETS, END OF YEAR                            $13,654,210   $15,109,759   $19,206,469
                                                   ===========   ===========   ===========
UNIT VALUE, END OF YEAR                                $.60458       $.49773       $.48673
                                                   ===========   ===========   ===========
UNITS OUTSTANDING, END OF YEAR                      22,584,706    30,357,639    39,460,164
                                                   ===========   ===========   ===========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2002

                                                                          2019 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $  987,730
  Other                                                                        3,288
                                                                          ----------
           Total trust property                                              991,018

LESS LIABILITY - Other                                                           835
                                                                          ----------
NET ASSETS (Note 2)                                                       $  990,183
                                                                          ----------
UNITS OUTSTANDING                                                          2,296,966
                                                                          ==========
UNIT VALUE                                                                   $.43108
                                                                          ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF OPERATIONS

                                                                      2019 TRUST
                                                               YEARS ENDED DECEMBER 31,
                                                              2002       2001       2000
INVESTMENT INCOME:
  Interest income                                           $  1,281  $   3,422   $  3,764
  Accretion of original issue discount                       128,210    245,289    282,393
  Trustee's fees and expenses                                 (1,461)    (2,779)    (2,920)
                                                            --------  ---------   --------
  Net investment income                                      128,030    245,932    283,237
                                                            --------  ---------   --------
REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain (loss) on securities sold
    or redeemed                                              (58,538)   264,600     90,863
  Unrealized appreciation (depreciation) of
    investments                                              210,579   (633,178)   617,869
                                                            --------  ---------   --------
  Realized and unrealized gain (loss) on
    investments                                              152,041   (368,578)   708,732
                                                            --------  ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $280,071  $(122,646)  $991,969
                                                            ========  =========   ========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2019 TRUST
                                                            YEARS ENDED DECEMBER 31,
                                                         2002        2001          2000
OPERATIONS:
  Net investment income                               $  128,030   $  245,932   $  283,237
  Realized gain (loss) on securities sold                (58,538)     264,600       90,863
  Unrealized appreciation (depreciation) of
    investments                                          210,579     (633,178)     617,869
                                                      ----------   ----------   ----------
  Net increase (decrease) in net assets resulting
    from operations                                      280,071     (122,646)     991,969
                                                      ----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                      1,886,183      799,209
  Redemption of units                                 (2,331,257)  (2,596,412)  (3,264,888)
                                                      ----------   ----------   ----------
  Net capital share transactions                      (2,331,257)    (710,229)  (2,465,679)
                                                      ----------   ----------   ----------
NET DECREASE IN NET ASSETS                            (2,051,186)   (832,875)  (1,473,710)

NET ASSETS, BEGINNING OF YEAR                          3,041,369    3,874,244    5,347,954
                                                      ----------   ----------   ----------
NET ASSETS, END OF YEAR                               $  990,183   $3,041,369   $3,874,244
                                                      ==========   ==========   ==========
UNIT VALUE, END OF YEAR                                  $.43108      $.35817      $.36308
                                                      ==========   ==========   ==========
UNITS OUTSTANDING, END OF YEAR                         2,296,966    8,491,448   10,670,432
                                                      ==========   ==========   ==========

                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, DECEMBER 31, 2002

Series A (2003 Trust)

Cost of 43,968,507 units at Dates of Deposit                        $11,379,418
Less sales charge                                                       199,140
                                                                    -----------
Net amount applicable to Holders                                     11,180,278
Realized gain on securities sold                                     14,852,503
Unrealized appreciation of investments                                1,641,286
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 (3,576,999)
Undistributed net investment income                                  22,681,836
                                                                    -----------
Net assets                                                          $46,778,904
                                                                    ===========

Series B (2005 Trust)

Cost of 23,859,363 units at Dates of Deposit                        $ 6,208,472
Less sales charge                                                       108,648
                                                                    -----------
Net amount applicable to Holders                                      6,099,824
Realized gain on securities sold                                      7,321,173
Unrealized appreciation of investments                                2,272,980
Redemptions of units - redemption amounts less net cost
  of units redeemed                                                    (679,212)
Undistributed net investment income                                   8,245,563
                                                                    -----------
Net assets                                                          $23,260,328
                                                                    ===========

Series C (2006 Trust)

Cost of 9,317,577 units at Dates of Deposit                         $ 2,847,391
Less sales charge                                                        49,829
                                                                    -----------
Net amount applicable to Holders                                      2,797,562
Realized gain on securities sold                                      2,074,656
Unrealized appreciation of investments                                  917,593
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                  1,072,351
Undistributed net investment income                                   2,095,520
                                                                    -----------
Net assets                                                          $ 8,957,682
                                                                    ===========
Series D (2007 Trust)

Cost of 15,295,903 units at Dates of Deposit                        $ 3,164,501
Less sales charge                                                        63,290
                                                                    -----------
Net amount applicable to Holders                                      3,101,211
Realized gain on securities sold                                      5,499,848
Unrealized appreciation of investments                                2,428,372
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 (1,712,602)
Undistributed net investment income                                   4,789,281
                                                                    -----------
Net assets                                                          $14,106,110
                                                                    ===========

Series E (2008 Trust)

Cost of 24,231,803 units at Dates of Deposit                        $ 4,858,532
Less sales charge                                                        97,171
                                                                    -----------
Net amount applicable to Holders                                      4,761,361
Realized gain on securities sold                                     11,889,701
Unrealized appreciation of investments                                4,398,338
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 (8,556,422)
Undistributed net investment income                                   8,495,493
                                                                    -----------
Net assets                                                          $20,988,471
                                                                    ===========

Series F (2009 Trust)

Cost of 8,861,379 units at Dates of Deposit                          $1,939,737
Less sales charge                                                        19,397
                                                                    -----------
Net amount applicable to Holders                                      1,920,340
Realized gain on securities sold                                      1,264,794
Unrealized appreciation of investments                                1,660,909
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                   (326,659)
Undistributed net investment income                                   2,780,855
                                                                    -----------
Net assets                                                           $7,300,239
                                                                    ===========
Series G (2010 Trust)

Cost of 10,623,686 units at Dates of Deposit                         $3,141,257
Less sales charge                                                        62,825
                                                                    -----------
Net amount applicable to Holders                                      3,078,432
Realized gain on securities sold                                      3,956,040
Unrealized appreciation of investments                                  630,003
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                    287,566
Undistributed net investment income                                     195,827
                                                                    -----------
Net assets                                                           $8,147,868
                                                                     ==========

Series H (2011 Trust)

Cost of 3,679,171 units at Dates of Deposit                          $  981,091
Less sales charge                                                        19,622
                                                                    -----------
Net amount applicable to Holders                                        961,469
Realized gain on securities sold                                        913,861
Unrealized appreciation of investments                                  423,177
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                     72,252
Undistributed net investment income                                     327,124
                                                                    -----------
Net assets                                                           $2,697,883
                                                                    ===========

Series J (2013 Trust)

Cost of 2,136,887 units at Dates of Deposit                         $   573,701
Less sales charge                                                        11,474
                                                                    -----------
Net amount applicable to Holders                                        562,227
Realized gain on securities sold                                        193,840
Unrealized appreciation of investments                                  314,276
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                    (36,723)
Undistributed net investment income                                     360,955
                                                                    -----------
Net assets                                                          $ 1,394,575
                                                                    ===========

Series K (2004 Trust)

Cost of 10,356,118 units at Dates of Deposit                        $ 6,574,908
Less sales charge                                                       131,498
                                                                    -----------
Net amount applicable to Holders                                      6,443,410
Realized gain on securities sold                                        911,151
Unrealized appreciation of investments                                  475,844
Redemption of units - net cost of units redeemed less
  redemption amounts                                                    321,711
Undistributed net investment income                                   2,056,638
                                                                    -----------
Net assets                                                          $10,208,754
                                                                    ===========

Series K (2014 Trust)

Cost of 22,584,706 units at Dates of Deposit                        $ 7,129,493
Less sales charge                                                       142,590
                                                                    -----------
Net amount applicable to Holders                                      6,986,903
Realized gain on securities sold                                      2,860,727
Unrealized depreciation of investments                                1,782,693
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                   (345,255)
Undistributed net investment income                                   2,369,142
                                                                    -----------
Net assets                                                          $13,654,210
                                                                    ===========

     Series L (2019 Trust)

Cost of 2,296,966 units at Dates of Deposit                         $   701,202
Less sales charge                                                        13,989
                                                                    -----------
Net amount applicable to Holders                                        687,213
Realized gain on securities sold                                        313,588
Unrealized depreciation of investments                                   65,152
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                   (162,188)
Undistributed net investment income                                      86,418
                                                                    -----------
Net assets                                                          $   990,183
                                                                    ===========

3.   CAPITAL SHARE TRANSACTIONS

Additional units were issued as follows:

SERIES         TRUST           2002              2001              2000
   A            2003         2,254,986         1,741,889         1,647,862
   B            2005           285,302                 0         1,291,517
   C            2006           746,800           611,979           324,046
   D            2007         2,176,201           664,938                 0
   E            2008           471,327           507,371                 0
   F            2009           124,841                 0                 0
   G            2010        10,956,031         1,985,325         8,168,129
   H            2011           235,078           868,594         2,216,171
   J            2013           351,342                 0                 0
   K            2004         1,259,161           855,219         1,398,237
   K            2014                 0                 0                 0
   L            2019                 0         5,064,626         2,107,797

Units were redeemed as follows:

SERIES         TRUST           2002              2001              2000
   A            2003         4,196,081         3,554,181         6,465,506
   B            2005         1,656,446         1,326,470         3,644,121
   C            2006         2,109,023           524,718         1,584,957
   D            2007         1,319,587         1,324,897         3,181,413
   E            2008         2,162,395         2,164,432         5,407,372
   F            2009         4,046,350         2,427,800         1,077,560
   G            2010        13,271,932         3,692,548         7,948,664
   H            2011         2,609,030           527,486           264,293
   J            2013           586,234           880,115           296,455
   K            2004         2,681,360         1,175,333           671,998
   K            2014         7,772,933         9,102,525        12,004,355
   L            2019         6,194,482         7,243,610        10,815,783

Units may be redeemed at the office of the Trustee upon tender thereof, generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

At December 31, 2002, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2002

     PORTFOLIO NO.                                                  ADJUSTED
      AND TITLE OF          INTEREST                    FACE          COST         VALUE
       SECURITIES             RATE     MATURITIES      AMOUNT       (NOTE A)     (NOTE A)
Series A (2003 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     8/15/03     $43,864,625   $41,862,578   $43,524,229
2  U.S. Treasury Bonds       11.125     8/15/03         143,303       172,372       152,007
                                                    -----------   -----------   -----------
   Total                                            $44,007,928   $42,034,950   $43,676,236
                                                    ===========   ===========   ===========
Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/05     $24,002,940   $20,868,206   $23,150,431
2  U.S. Treasury Bonds       11.625     11/15/04         71,913        94,456        85,211
                                                    -----------   -----------   -----------
   Total                                            $24,074,853   $20,962,662   $23,235,642
                                                    ===========   ===========   ===========
Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/06     $ 9,549,000   $ 7,998,571   $ 8,916,487
2  U.S. Treasury Bonds        9.375     2/15/06          31,101        38,263        37,940
                                                    -----------   -----------   -----------
   Total                                            $ 9,580,101   $ 8,036,834   $ 8,954,427
                                                    ===========   ===========   ===========
Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/07     $15,596,000   $11,612,332   $14,036,185
2  U.S. Treasury Bonds        9.375     2/15/06          54,805        62,337        66,856
                                                    -----------   -----------   -----------
   Total                                            $15,650,805   $11,674,669   $14,103,041
                                                    ===========   ===========   ===========

     PORTFOLIO NO.                                                  ADJUSTED
      AND TITLE OF          INTEREST                    FACE          COST         VALUE
       SECURITIES             RATE     MATURITIES      AMOUNT       (NOTE A)     (NOTE A)
Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/08     $24,212,000   $16,450,172   $20,839,486
2  U.S. Treasury Bonds        9.375     2/15/06          95,433       107,393       116,417
                                                    -----------   -----------   -----------
   Total                                            $24,307,433   $16,557,565   $20,955,903
                                                    ===========   ===========   ===========
 Series F (2009 Trust)

 1 Stripped Treasury
    Securities (Note B)          0%     2/15/09      $8,870,000    $5,587,420    $7,246,249
 2 U.S. Treasury Bonds        9.375     2/15/06          36,760        42,763        44,843
                                                    -----------   -----------   -----------
   Total                                             $8,906,760    $5,630,183    $7,291,092
                                                    ===========   ===========   ===========
 Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/10     $10,508,000    $7,458,683    $8,087,578
2  U.S. Treasury Bonds        9.375     2/15/06          43,443        51,887        52,995
                                                    -----------   -----------   -----------
   Total                                            $10,551,443    $7,510,570    $8,140,573
                                                    ===========   ===========   ===========
Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/11      $3,685,000    $2,255,379    $2,677,737
2  U.S. Treasury Bonds        9.375     2/15/06          14,556        16,938        17,757
                                                    -----------   -----------   -----------
   Total                                             $3,699,556    $2,272,317    $2,695,494
                                                    ===========   ===========   ===========
Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     02/15/13     $2,140,000    $1,069,151    $1,382,951
2  U.S. Treasury Bonds       10.375     11/15/12(C)       7,529         9,587        10,063
                                                    -----------   -----------   -----------
   Total                                             $2,147,529    $1,078,738    $1,393,014
                                                    ===========   ===========   ===========

     PORTFOLIO NO.                                                  ADJUSTED
      AND TITLE OF          INTEREST                    FACE          COST         VALUE
       SECURITIES             RATE     MATURITIES      AMOUNT       (NOTE A)     (NOTE A)
Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/04     $10,279,000   $ 9,665,008   $10,140,738
2  U.S. Treasury Notes        5.875     2/15/04          62,466        65,570        65,684
                                                    -----------   -----------   -----------
   Total                                            $10,341,466   $ 9,730,578   $10,206,422
                                                    ===========   ===========   ===========
Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/14     $22,275,000   $11,729,490   $13,505,088
2  U.S. Treasury Bonds       11.250     2/15/15          70,931       111,030       118,125
                                                    -----------   -----------   -----------
   Total                                            $22,345,931   $11,840,520   $13,623,213
                                                    ===========   ===========   ===========
Series L (2019 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/19     $ 2,225,000   $   909,590   $   974,036
2  U.S. Treasury Bonds        8.875     2/15/19           9,274        12,988        13,694
                                                    -----------   -----------   -----------
   Total                                            $ 2,234,274   $   922,578    $   987,73
                                                    ===========   ===========   ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 2002

Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS

DECEMBER 31,  2002

                                                 2003        2005        2006       2007        2008       2009        2010
                                                 TRUST       TRUST      TRUST       TRUST      TRUST       TRUST       TRUST
                                              ----------------------------------------------------------------------------------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.96059   $ 0.89620  $ 0.86495   $ 0.81219  $ 0.74870   $ 0.70187   $ 0.64941
                                              ----------------------------------------------------------------------------------
Operating profit                                  0.07361     0.05754    0.05092     0.05435    0.05091     0.04832     0.04510
Expenses                                         (0.00027)   (0.00034)  (0.00021)   (0.00024)  (0.00025)   (0.00028)   (0.00031)
                                              ----------------------------------------------------------------------------------
Net investment income                             0.07334     0.05720    0.05071     0.05411    0.05066     0.04804     0.04479
Realized and unrealized gain (loss) on
  investments                                    (0.03805)    0.02133    0.04180     0.05539    0.06562     0.07005     0.06974
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.03529     0.07853    0.09251     0.10950    0.11628     0.11809     0.11453
                                              ----------------------------------------------------------------------------------
Net capital share transactions                   (0.00019)    0.00016    0.00391     0.00052    0.00117     0.00387     0.00301
                                              ----------------------------------------------------------------------------------
Net asset value, end of period                  $ 0.99569   $ 0.97489  $ 0.96137   $ 0.92221  $ 0.86615   $ 0.82383   $ 0.76695
                                              ==================================================================================
Total Return                                       3.61 %      8.41 %    10.18 %     12.75 %    14.57 %     15.77 %     16.48 %

Ratio to Average Net Assets:
  Expense                                         (0.03)%     (0.04)%    (0.03)%     (0.03)%    (0.03)%     (0.04)%     (0.05)%
  Net investment income                            7.49 %      6.13 %     5.58 %      6.30 %     6.35 %      6.42 %      6.44 %

                                                 2011        2013        2004       2014        2019
                                                 TRUST       TRUST      TRUST       TRUST      TRUST
                                              ----------------------------------------------------------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.62196   $ 0.53919  $ 0.93571   $ 0.49773  $ 0.35817
                                              ----------------------------------------------------------
Operating profit                                  0.04257     0.03604    0.05463     0.03197    0.03486
Expenses                                         (0.00026)   (0.00055)  (0.00035)   (0.00024)  (0.00039)
                                              ----------------------------------------------------------
Net investment income                             0.04231     0.03549    0.05428     0.03173    0.03447
Realized and unrealized gain (loss) on
  investments                                     0.05816     0.08107   (0.00623)    0.06834    0.04093
                                              ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.10047     0.11656    0.04805     0.10007    0.07540
                                              ----------------------------------------------------------
Net capital share transactions                    0.01086    (0.00313)   0.00201     0.00678   (0.00249)
                                              ----------------------------------------------------------
Net asset value, end of period                  $ 0.73329   $ 0.65262  $ 0.98577   $ 0.60458  $ 0.43108
                                              ==========================================================
Total Return                                      15.12 %     19.96 %     5.02 %     18.40 %    18.71 %

Ratio to Average Net Assets:
  Expense                                         (0.04)%     (0.09)%    (0.03)%     (0.04)%    (0.10)%
  Net investment income                            6.37 %      6.08 %     5.68 %      5.83 %     8.55 %

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS

DECEMBER 31,  2001

                                                 2003        2005        2006       2007        2008       2009        2010
                                                 TRUST       TRUST      TRUST       TRUST      TRUST       TRUST       TRUST
                                               -----------  ---------  ---------   ---------  ---------   ---------   ---------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.88210   $ 0.82159  $ 0.79516   $ 0.75222  $ 0.69889   $ 0.66147   $ 0.61992
                                              ----------------------------------------------------------------------------------
Operating profit                                  0.06935     0.05386    0.04752     0.05251    0.04736     0.04634     0.03769
Expenses                                         (0.00027)   (0.00034)  (0.00031)   (0.00033)  (0.00034)   (0.00036)   (0.00037)
                                              ----------------------------------------------------------------------------------
Net investment income                             0.06908     0.05352    0.04721     0.05218    0.04702     0.04598     0.03732
Realized and unrealized gain (loss) on
  investments                                     0.00963     0.02199    0.02245     0.00903    0.00204    (0.00493)   (0.00281)
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.07871     0.07551    0.06966     0.06121    0.04906     0.04105     0.03451
                                              ----------------------------------------------------------------------------------
Net capital share transactions                   (0.00022)   (0.00090)   0.00013    (0.00124)   0.00075    (0.00065)   (0.00502)
                                              ----------------------------------------------------------------------------------
Net asset value, end of period                  $ 0.96059   $ 0.89620  $ 0.86495   $ 0.81219  $ 0.74870   $ 0.70187   $ 0.64941
                                              ==================================================================================
Total Return                                       8.50 %      8.73 %     8.32 %      7.76 %     6.71 %      5.92 %      5.39 %

Ratio to Average Net Assets:
  Expense                                         (0.03)%     (0.04)%    (0.04)%     (0.04)%    (0.05)%     (0.05)%     (0.06)%
  Net investment income                            7.46 %      6.19 %     5.64 %      6.62 %     6.43 %      6.63 %      5.83 %

                                                 2011        2013        2004       2014        2019
                                                 TRUST       TRUST      TRUST       TRUST      TRUST
                                              ------------  ---------- ----------  --------- ----------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.59770   $ 0.52290  $ 0.85591   $ 0.48673  $ 0.36308
                                              ----------------------------------------------------------
Operating profit                                  0.03578     0.03543    0.05126     0.02987    0.02533
Expenses                                         (0.00036)   (0.00040)  (0.00035)   (0.00031)  (0.00028)
                                              ----------------------------------------------------------
Net investment income                             0.03542     0.03503    0.05091     0.02956    0.02505
Realized and unrealized gain (loss) on
  investments                                    (0.01284)   (0.01897)   0.02953    (0.01720)  (0.03755)
                                              ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.02258     0.01606    0.08044     0.01236   (0.01250)
                                              ----------------------------------------------------------
Net capital share transactions                    0.00168     0.00023   (0.00064)   (0.00136)   0.00759
                                              ----------------------------------------------------------
Net asset value, end of period                  $ 0.62196   $ 0.53919  $ 0.93571   $ 0.49773  $ 0.35817
                                              ==========================================================
Total Return                                       3.66 %      2.98 %     8.93 %      2.46 %      (3,39)%

Ratio to Average Net Assets:
  Expense                                         (0.06)%     (0.07)%    (0.04)%     (0.06)%    (0.08)%
  Net investment income                            5.74 %      6.49 %     5.65 %      5.89 %     6.79 %

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS

DECEMBER 31,  2000


                                                 2003        2005        2006       2007        2008       2009        2010
                                                 TRUST       TRUST      TRUST       TRUST      TRUST       TRUST       TRUST
                                              -----------   ---------  ---------   --------  ----------  ----------  ----------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.79853   $ 0.72617  $ 0.69105   $ 0.64340  $ 0.58855   $ 0.54967   $ 0.50818
                                              ----------------------------------------------------------------------------------

Operating profit                                  0.06614     0.05269    0.04638     0.05024    0.04567     0.04145     0.03776
Expenses                                         (0.00028)   (0.00033)  (0.00031)   (0.00033)  (0.00033)   (0.00037)   (0.00037)
                                              ----------------------------------------------------------------------------------
Net investment income                             0.06586     0.05236    0.04607     0.04991    0.04534     0.04108     0.03739
Realized and unrealized gain (loss) on
  investments                                     0.01679     0.04205    0.05567     0.05628    0.06288    (0.06994)    0.07453
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.08265     0.09441    0.10174     0.10619    0.10822    (0.02886)    0.11192
                                              ----------------------------------------------------------------------------------
Net capital share transactions                    0.00092     0.00101    0.00237     0.00263    0.00212     0.14066    (0.00018)
                                              ----------------------------------------------------------------------------------
Net asset value, end of period                  $ 0.88210   $ 0.82159  $ 0.79516   $ 0.75222  $ 0.69889   $ 0.66147   $ 0.61992
                                              ==================================================================================

Total Return                                       9.95 %     12.40 %    13.96 %     15.55 %    17.18 %     18.65 %     20.31 %

Ratio to Average Net Assets:
  Expense                                         (0.03)%     (0.04)%    (0.04)%     (0.05)%    (0.05)%     (0.06)%     (0.07)%
  Net investment income                            7.93 %      6.88 %     6.32 %      7.31 %     7.20 %      6.90 %      6.78 %

                                                 2011        2013        2004       2014        2019
                                                 TRUST       TRUST      TRUST       TRUST      TRUST
                                                ----------  ---------  ---------  ----------  ----------
Per Unit Operating Performance:
  Net asset value, beginning of period          $ 0.48007   $ 0.41520  $ 0.76881   $ 0.38287  $ 0.27597
                                              ----------------------------------------------------------
Operating profit                                  0.03338     0.02952    0.04921     0.02817    0.02636
Expenses                                         (0.00034)   (0.00018)  (0.00034)   (0.00032)  (0.00027)
                                              ----------------------------------------------------------
Net investment income                             0.03304     0.02934    0.04887     0.02785    0.02609
Realized and unrealized gain (loss) on
  investments                                     0.08103     0.07821    0.03904     0.07660    0.06530
                                              ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       0.11407     0.10755    0.08791     0.10445    0.09139
                                              ----------------------------------------------------------
Net capital share transactions                    0.00356     0.00015   (0.00081)   (0.00059)  (0.00428)
                                              ----------------------------------------------------------
Net asset value, end of period                  $ 0.59770   $ 0.52290  $ 0.85591   $ 0.48673  $ 0.36308
                                              ==========================================================
Total Return                                      22.03 %     23.22 %    11.00 %     24.25 %    27.50 %

Ratio to Average Net Assets:
  Expense                                         (0.07)%     (0.04)%    (0.04)%     (0.07)%    (0.08)%
  Net investment income                            6.38 %      6.34 %     6.11 %      6.47 %     7.85 %

              DEFINED
            ASSET FUNDS-REGISTERED TRADEMARK-

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S TREASURY SECURITIES,
Information Supplement                   SERIES A-H AND J-L
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
JPMorganChase Bank                       This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         2-89536, 2-94915, 33-02813, 33-13386,
                                         33-21320, 33-28038, 33-34403, 33-39606,
                                         33-49519, 33-53085 and 333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14850--4/03